Financial income (expense) (Tables)	3 Months Ended
Mar. 31, 2017
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended
	March 31,
(in thousands of U.S. dollars)	2017	2016
Interest income	$130	$273
Interest expense:
Interest expense	(7,259)	(5,582)
Commitment fees	(264)	(301)
Amortization of debt issuance cost and fair value of debt assumed	(213)	(523)
Total interest expense	(7,736)	(6,406)
Gain (loss) on derivative instruments	663	335
Other items, net:
Foreign exchange gain (loss)	(133)	(335)
Bank charges, fees and other	(23)	(80)
Withholding tax on interest expense and other	(646)	(622)
Total other items, net	(802)	(1,037)
Total financial income (expense), net	$(7,745)	$(6,835)